Summary of Significant Accounting Policies Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Maximum Number of Shares Received by Clients Annually	100
Federal Universal Service Fund and other fees	$ 409	$ 334	$ 349
Advertising Expense	1,700	$ 1,600	$ 1,400
Cumulative Effect on Retained Earnings, Net of Tax	$ 38